Restricted short-term deposits (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Restricted short-term deposits [Abstract]
Restricted short-term deposits	$ 16,117	100,000